Shareholders' equity (Schedule of Fair Value of Options Estimated on Grant Date) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	46.00%		45.00%
Expected term in years	4 years 5 months 1 day	5 years	5 years 3 months
Risk-free interest rate	0.20%	1.52%	2.00%
Estimated fair value of underlying ordinary shares	$ 27.90	$ 12.8	$ 8.69
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	50.00%	50.00%	50.00%
Expected term in years	4 years 6 months 21 days	6 years 1 month 9 days	6 years 3 months
Risk-free interest rate	1.41%	2.59%	3.07%
Estimated fair value of underlying ordinary shares	$ 158.89	$ 22.64	$ 18.47